UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling the Fund at 808-988-8088 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 808-988-8088. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Hawaii Municipal Fund

May 1, 2019

Dear fellow shareholder,

We are proud that the Hawaii Municipal Fund (the “Fund”) celebrated its 30th anniversary in November of 2018. The Fund has not only provided shareholders with the opportunity to earn double tax-free income* but also helped to contribute to the quality of life here in Hawaii by supporting local projects designed to enrich the community. These projects may include improvements to schools, roads, utility systems, hospitals, housing and other projects that help to improve the quality of life here in Hawaii.

The Hawaii Department of Business, Economic Development and Tourism (DBEDT) continues to project growth for Hawaii’s economy but at a slower rate. In November 2018, the DBEDT revised its projections for Hawaii’s economic growth to 1% for 2018 down from 1.5% in the previous quarter’s projection. In March 2019, the DBEDT maintained their projection from November 2018. DBEDT Director Mike McCartney stated, “We expect our tourism, construction, and healthcare industries continuing to perform well this year. These industries have been the driving force for Hawaii’s economy in the current business cycle.” DBEDT anticipates that Hawaii’s economic growth rates will be lower than the nation in the next few years.

Interest rates are one of the important factors which can affect bond prices. At the March 20, 2019 Federal Open Market Committee (“FOMC”) meeting, the FOMC left the federal funds rate unchanged at 2.5%. The FOMC noted the U.S. economy had a strong jobs market accompanied by healthier wage gains, the unemployment rate was at historic lows and inflation remained near their 2% goal. The FOMC indicated that they did not believe growth and inflation were strong enough to warrant an increase in the federal funds rate and we do not expect it to raise the rate through 2021.

The Fund had a beginning net asset value (“NAV”) of $10.83 per share on October 1, 2018 and a closing NAV of $11.05 per share on March 31, 2019. The Fund’s $0.22 per share increase in NAV combined with the net income distribution of $0.13 per share resulted in a total return of 3.25% for the six month reporting period ended March 31, 2019. The Fund’s performance for this period was generally attributed to the relatively stable interest rate environment.

The Fund’s portfolio manager will continue to evaluate potential and current portfolio holdings believed to provide an advantageous combination of yield, quality and maturity. We continue to believe that municipal bonds are attractive investments for long term investors.

CATEGORY ALLOCATION (% of Net Assets)

March 31, 2019

If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088. On the following pages you will find the Fund’s March 31, 2019 Semi-Annual Report. Thank you for the trust you have placed in us to manage your investments.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

A word about risk: Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

*	Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.

Lee Financial Securities, Inc., member FINRA is the Distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment adviser with the SEC.

This Semi-Annual report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”

If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Expenses Paid During Period* 10/01/18 – 03/31/19
Hawaii Municipal Fund Investor Class
Actual	$1,000.00	$1,032.50	$4.96
Hypothetical	$1,000.00	$1,020.05	$4.93

*	Expenses are equal to the annualized expense ratio (0.98%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	HAWAII MUNICIPAL BONDS – 90.13%
	Hawaii County
	General Obligation Bonds – 1.30%
$1,025,000	5.000%,	09/01/27	$1,231,753
800,000	4.000%,	09/01/31	885,584
			2,117,337

	Hawaii State
	General Obligation Bonds – 4.40%
2,000,000	4.000%,	10/01/26	2,268,760
2,000,000	5.000%,	08/01/30	2,300,820
1,500,000	3.375%,	01/01/36	1,540,005
1,000,000	4.000%,	05/01/36	1,088,360
			7,197,945

	Airport Systems Revenue Bonds – 8.65%
1,000,000	5.000%,	07/01/24	1,071,820
690,000	5.250%,	07/01/26	720,498
8,030,000	5.250%,	07/01/27	8,374,728
1,200,000	5.250%,	07/01/28	1,250,760
1,000,000	5.000%,	07/01/35	1,179,750
750,000	5.000%,	07/01/41	837,930
635,000	5.000%,	07/01/41	707,911
			14,143,397

	Certificates of Participation–State Office Buildings – 0.62%
500,000	4.000%,	05/01/19	500,970
500,000	4.000%,	05/01/20	512,910
			1,013,880

	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 8.76%
2,000,000	3.250%,	01/01/25	2,051,700
3,000,000	3.100%,	05/01/26	3,045,810
1,890,000	4.000%,	03/01/37	1,928,537
7,200,000	6.500%,	07/01/39	7,294,608
			14,320,655

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	Hawaii Pacific Health – 0.92%
$1,350,000	5.500%,	07/01/43	$1,508,477
			1,508,477

	Hawaii Mid-Pacific Institute – 1.96%
1,570,000	5.000%,	01/01/26	1,573,595
1,635,000	4.625%,	01/01/36	1,637,453
			3,211,048

	Kahala Nui – 6.99%
500,000	5.000%,	11/15/21	544,440
2,600,000	5.000%,	11/15/27	2,898,246
3,200,000	5.125%,	11/15/32	3,523,680
4,055,000	5.250%,	11/15/37	4,456,729
			11,423,095

	Queen’s Health Systems – 6.03%
2,000,000	5.000%,	07/01/23	2,257,520
500,000	5.000%,	07/01/27	585,365
6,185,000	5.000%,	07/01/35	7,008,224
			9,851,109

	Department of Hawaiian Home Lands – 1.24%
600,000	5.000%,	04/01/30	717,708
800,000	5.000%,	04/01/31	948,688
300,000	5.000%,	04/01/32	354,474
			2,020,870

	Department of Hawaiian Home Lands COP – 1.13%
680,000	5.000%,	11/01/29	828,111
500,000	5.000%,	11/01/30	604,915
350,000	5.000%,	11/01/31	419,573
			1,852,599

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	Department of Transportation Airports COP – 4.80%
$1,000,000	5.000%,	08/01/23	$1,119,970
1,420,000	5.250%,	08/01/24	1,608,122
2,570,000	5.250%,	08/01/26	2,877,629
1,000,000	5.000%,	08/01/27	1,107,280
1,025,000	5.000%,	08/01/28	1,131,405
			7,844,406

	Highway Revenue – 5.40%
1,500,000	5.000%,	01/01/27	1,739,610
500,000	4.000%,	01/01/32	548,055
2,065,000	5.000%,	01/01/33	2,355,814
1,250,000	4.000%,	01/01/34	1,360,125
1,360,000	4.000%,	01/01/35	1,475,709
1,250,000	4.000%,	01/01/36	1,352,387
			8,831,700

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.63%
810,000	4.750%,	07/01/22	815,192
600,000	4.750%,	07/01/23	603,702
895,000	5.000%,	07/01/24	901,578
990,000	6.000%,	07/01/26	998,069
1,055,000	6.000%,	07/01/27	1,063,640
785,000	6.000%,	07/01/28	791,359
750,000	6.000%,	07/01/29	755,970
			5,929,510

	HFDC Multi-Family-Kuhio Park– 3.49%
2,430,000	4.750%,	10/01/27	2,552,861
3,000,000	4.950%,	04/01/29	3,161,280
			5,714,141

	HFDC Multi-Family-Iwilei Apartments– 2.63%
150,000	3.300%,	01/01/26	154,737
4,035,000	3.750%,	01/01/31	4,144,591
			4,299,328

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	HFDC Multi-Family-Kooloaula Apartments– 2.23%
$125,000	3.125%,	09/01/22	$128,870
3,435,000	4.950%,	09/01/33	3,521,493
			3,650,363

	University of Hawaii - Revenue Bonds – 4.33%
2,000,000	5.000%,	10/01/29	2,403,120
1,200,000	5.000%,	10/01/30	1,427,892
1,600,000	5.000%,	10/01/31	1,896,448
500,000	5.000%,	10/01/34	582,245
655,000	5.000%,	10/01/34	776,987
			7,086,692

	Honolulu City & County
	General Obligation Bonds – 4.82%
1,400,000	5.000%,	10/01/25	1,610,392
2,700,000	5.000%,	10/01/29	3,192,615
500,000	5.000%,	09/01/32	604,780
1,000,000	5.000%,	10/01/35	1,157,280
1,200,000	4.000%,	09/01/37	1,307,448
			7,872,515

	Water System Revenue Bonds
	Board of Water Supply – 4.82%
1,035,000	5.000%,	07/01/25	1,202,815
1,500,000	4.500%,	07/01/28	1,621,725
2,000,000	5.000%,	07/01/29	2,305,120
2,500,000	5.000%,	07/01/32	2,743,800
			7,873,460

	Wastewater System Revenue Bonds – 7.21%
1,225,000	5.000%,	07/01/24	1,427,186
1,750,000	5.000%,	07/01/26	2,071,177
1,000,000	5.000%,	07/01/26	1,192,630
2,000,000	5.000%,	07/01/32	2,330,960
775,000	4.000%,	07/01/34	837,294
1,520,000	5.000%,	07/01/36	1,767,046
2,000,000	4.000%,	07/01/38	2,158,980
			11,785,273

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	Kauai County
	General Obligation Bonds – 1.32%
$400,000	3.125%,	08/01/23	$416,428
770,000	5.000%,	08/01/24	828,743
880,000	3.625%,	08/01/25	918,007
			2,163,178

	Kukuiula Development – 2.07%
1,090,000	5.625%,	05/15/33	1,105,925
2,250,000	5.750%,	05/15/42	2,283,772
			3,389,697

	Maui County
	General Obligation Bonds – 1.38%
1,000,000	5.000%,	09/01/23	1,145,200
1,000,000	4.000%,	09/01/28	1,118,280
			2,263,480

	Total Hawaii Municipal Bonds (Cost $143,003,691)		$147,364,155

	PRE-REFUNDED[1]
	HAWAII MUNICIPAL BONDS – 7.52%
	Hawaii County
	General Obligation Bonds – 0.76%
$1,210,000	5.000%,	03/01/25	$1,248,732
			1,248,732

	Hawaii State
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaii Pacific Health – 3.21%
5,000,000	5.500%,	07/01/20	5,245,450
			5,245,450

	Department of Hawaiian Home Lands – 2.45%
1,000,000	5.875%,	04/01/19	1,000,000
3,000,000	6.000%,	04/01/19	3,000,000
			4,000,000

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Concluded)

March 31, 2019 (Unaudited)

Par Value			Value (Note 1 (A))

	Highway Revenue – 1.10%
$1,640,000	5.000%,	01/01/22	$1,794,816
			1,794,816

Total Pre-Refunded Hawaii Municipal Bonds (Cost $12,036,687)		$12,288,998

Total Investments (Cost $155,040,378) (a)	97.65%	159,653,153
Other Assets Less Liabilities	2.35%	3,842,027
Net Assets	100.00%	$163,495,180

(a)	Aggregate cost for federal income tax purposes is $155,083,649.

At March 31, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$4,681,734
Gross unrealized (depreciation)	(112,230)
Net unrealized appreciation	$4,569,504

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019 (Unaudited)

Municipal Fund
ASSETS
Investments at market value
(Identified cost $155,040,378) (Note 1 (A))	$159,653,153
Cash	1,959,560
Interest receivable	2,099,899
Subscriptions receivable	10,000
Other assets	16,326
Total assets	163,738,938

LIABILITIES
Distributions payable	85,942
Redemptions payable	6,125
Management fee payable	68,991
Administration fee payable	2,759
Distribution plan payable	20,697
Shareholder servicing fee payable	6,899
Transfer Agent fee payable	8,279
Chief Compliance Officer fee payable	5,945
Audit fee payable	19,204
Accrued expenses	18,917
Total liabilities	243,758

NET ASSETS	$163,495,180
(Applicable to 14,800,217 shares outstanding, $0.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.05

NET ASSETS
At March 31, 2019, net assets consisted of:
Paid-in capital	$159,291,219
Distributable earnings	4,203,961
$163,495,180

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2019 (Unaudited)

Municipal Fund
INVESTMENT INCOME
Interest income	$2,639,431

Expenses
Management fee (Note 2)	402,847
Distribution costs (Notes 2 and 3)	120,855
Transfer Agent fee (Note 2)	48,341
Shareholder Services fee (Note 2)	40,286
Accounting fee	40,040
Chief Compliance Officer fee (Note 2)	34,904
Legal fees	22,223
Administration fee (Note 2)	16,113
Audit fees	14,004
Transfer Agent out of pocket expenses	12,740
Custodian fee	10,142
Insurance	7,922
Registration fees	5,995
Directors fees	3,994
Printing	3,358
Director’s expense	3,167
Mailing expense	1,174
Shareholder Communications	298
Total expenses	788,403

Net investment income	1,851,028

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	72,266
Change in unrealized appreciation (depreciation) of investments	3,146,061
Net gain on investments	3,218,327

Net increase in net assets RESULTING FROM OPERATIONS	$5,069,355

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended March 31, 2019 (Unaudited)	For Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$1,851,028	$3,729,447
Net realized gain (loss) on investments	72,266	(71,949)
Increase (Decrease) in unrealized appreciation of investments	3,146,061	(4,234,592)
Net increase (decrease) in net assets resulting from operations	5,069,355	(577,094)

Distributions to shareholders:
Investor Class ($0.13 and $0.25 per share, respectively)	(1,932,103)	(3,722,002)
Total distributions to shareholders [1]	(1,932,103)	(3,722,002)

Capital share transactions (a)
(Decrease) Increase in net assets resulting from capital share transactions	(1,367,183)	389,367
Total increase (decrease) in net assets	1,770,069	(3,909,729)

NET ASSETS
Beginning of period	161,725,111	165,634,840
End of period [2]	$163,495,180	$161,725,111

(a)	Summary of capital share activity follows:

	Investor Class		Investor Class
	For The Six Months Ended March 31, 2019 (Unaudited)		For The Year Ended September 30, 2018
	Shares	Value	Shares	Value
Shares sold	494,223	$5,385,333	1,189,537	$13,049,061
Shares issued on reinvestment of distributions	127,875	1,394,787	241,314	2,644,130
	622,098	6,780,120	1,430,851	15,693,191
Shares redeemed	(748,692)	(8,147,303)	(1,391,974)	(15,303,824)
Net (decrease) increase	(126,594)	$(1,367,183)	38,877	$389,367

[1]	The Securities and Exchange Commission eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]	The Securities and Exchange Commission eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	INVESTOR CLASS
	For the Six Months Ended March 31, 2019		Years Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value
Beginning of period	$10.83		$11.13	$11.36	$11.21	$11.21	$10.72

Income from investment operations
Net investment income	0.13		0.25	0.26	0.29	0.31	0.32
Net gain (loss) on securities (both realized and unrealized)	0.22		(0.30)	(0.23)	0.15	-	0.49
Total from investment operations	0.35		(0.05)	0.03	0.44	0.31	0.81

Less distributions
Dividends from net investment income	(0.13)		(0.25)	(0.26)	(0.29)	(0.31)	(0.32)
Distributions from capital gains	-		-	-	-	-	-
Total distributions	(0.13)		(0.25)	(0.26)	(0.29)	(0.31)	(0.32)

End of period	$11.05		$10.83	$11.13	$11.36	$11.21	$11.21

Total return	3.25	%+	-0.44%	0.31%	3.94%	2.81%	7.69%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$163,495		$161,725	$165,635	$175,173	$166,036	$166,315
Ratio of expenses to average net assets	0.98	%*	1.05%	1.08%	1.03%	1.05%	1.03	%(a)
Ratio of net investment income to average net assets	2.30	%*	2.30%	2.47%	2.53%	2.79%	3.02%

Portfolio Turnover	3.72	%+	10.03%	18.41%	18.46%	5.87%	13.46%

*	Annualized
+	Not annualized

(a)	Ratio of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement was 1.03% for the year ended September 30, 2014. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2019 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2019. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$159,653,153	$-	$159,653,153

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2019 (Unaudited)

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2018, open Federal tax years include the tax years ended September 30, 2015 – September 30, 2018. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of September 30, 2018, the Fund had non-expiring short term capital loss carryforward of $109,831 and $272,996 non-expiring long term capital loss carryforward which may be used to offset future gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund incurred and elected to defer $45,955 of such capital losses.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2019 (Unaudited)

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.05% of the Fund’s average daily net assets, respectively. For the period ended March 31, 2019, the Fund was allocated, and paid LFG, $34,904 of the Fund’s Chief Compliance Officer fee.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $117,550 for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to Ultimus Fund Solutions, LLC as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund. The fees are listed on the statement of operations.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $5,913,149 and $6,513,778, respectively, for the Fund during the period October 1, 2018 through March 31, 2019.

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, a portion of the custodian fees were paid by credits for cash balances. Any remaining credits were used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. Effective August 1, 2014, this arrangement has ceased.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Concluded)

March 31, 2019 (Unaudited)

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2018 and 2017 were as follows:

	Exempt- Interest Dividends	Ordinary Income	Long-Term Capital Gains	Total Distributions
Hawaii Municipal Fund
2018	$3,722,002	$-	$-	$3,722,002
2017	$3,964,837	$-	$-	$3,964,837

The tax character of distributable earnings at September 30, 2018 were as follows:

	Undistributed Ordinary Exempt- Interest Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/ (Loss)*	Total Distributable Earnings
Hawaii Municipal Fund	$-	$-	$(382,827)	$(45,955)	$1,495,491	$1,066,709

*	The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities and wash sales.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2018, there were no permanent differences in book and tax accounting needing to be reclassified between paid in capital and total distributable earnings.

(7)	NEW ACCOUNTING PRONOUNCEMENTS OR REGULATIONS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact of applying this provision.

(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of March 31, 2019, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Hawaii Municipal Fund Investor Class (Unaudited)

Shareholder Information

Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2017 and ending June 30, 2018.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, 6th Floor

San Francisco, California 94104

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

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Item 2. Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activites for Closed-End Management Invesment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO
(principal executive officer)

Date	May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terrence K.H. Lee
(principal executive officer)

By (Signature and Title)*	/s/ Lee Ann Y. Matsuda
Lee Ann Y. Matsuda, Treasurer
(principal financial officer)

Date	May 21, 2019

*	Print the name and title of each signing officer under his or her signature.